Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SALEM STREET TRUST
Prospectus Date	rr_ProspectusDate	Dec. 11, 2012
Inst | Spartan Real Estate Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fsst5_SupplementTextBlock	Supplement to the
Spartan® Real Estate Index Fund
Institutional Class
September 29, 2012
Prospectus

Effective January 1, 2013, the following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	0.75%

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.14%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.02%
Total annual operating expensesA	0.16%
Fee waiver and/or expense reimbursementB	0.08%
Total annual operating expenses after fee waiver and/or expense reimbursementA	0.08%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitations of the class.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.07%. This arrangement will remain in effect through September 30, 2014. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section on page 4.

1 year	$ 8
3 years	$ 37
5 years	$ 76
10 years	$ 190